Note 9 - Other Disclosures - Compensation of Key Management Personnel (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Note 9 - Other Disclosures - Compensation of Key Management Personnel (Details)
Short-term employee benefits	€ 1,317	€ 558	€ 589
Share-based payments*	1,898	5,829	0
Total compensation	€ 3,215	€ 6,387	€ 589